Notes Payable - Long-Term Debt Maturities (Details)	Dec. 31, 2014 USD ($)
Debt Disclosure [Abstract]
Year 2015	$ 1,483,332
Year 2016	368,603
Year 2017	36,576,580
Year 2018	324,826
Year 2019	10,534,382
Total	$ 49,287,723